Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue

($ in millions)
For the year ended December 31:	2023	2022	2021
Hybrid Platform & Solutions	$18,693	$17,866	$17,036
Transaction Processing	7,615	7,171	6,390
Total Software	$26,308	$25,037	$23,426
Business Transformation	$9,179	$8,834	$8,284
Application Operations	6,958	6,508	6,095
Technology Consulting	3,849	3,765	3,466
Total Consulting	$19,985	$19,107	$17,844
Hybrid Infrastructure	$9,215	$9,451	$8,167
Infrastructure Support	5,377	5,837	6,021
Total Infrastructure	$14,593	$15,288	$14,188
Financing (1)	$741	$645	$774
Other	$233	$453	$1,119
Total Revenue	$61,860	$60,530	$57,350
(1)    Contains lease and loan financing arrangements which are not subject to the guidance on revenue from contracts with customers.

Schedule of disaggregation of revenue by geography

($ in millions)
For the year ended December 31:	2023	2022	2021
Americas	$31,666	$31,057	$28,299
Europe/Middle East/Africa	18,492	17,950	17,447
Asia Pacific	11,702	11,522	11,604
Total	$61,860	$60,530	$57,350

Schedule of reconciliation of contract balances
The following table provides information about notes and accounts receivable—trade, contract assets and deferred income balances.

($ in millions)
At December 31:	2023	2022
Notes and accounts receivable — trade (net of allowances of $192 in 2023 and $233 in 2022)	$7,214	$6,541
Contract assets (1)	505	464
Deferred income (current)	13,451	12,032
Deferred income (noncurrent)	3,533	3,499
(1)    Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.

Schedule of notes and accounts receivable - trade allowance for credit losses
The following table provides roll forwards of the notes and accounts receivable—trade allowance for expected credit losses for the years ended December 31, 2023 and 2022.

($ in millions)
January 1, 2023	Additions/(Releases)	Write-offs	Foreign currency and Other	December 31, 2023
$233	$32	$(79)	$6	$192

January 1, 2022	Additions/(Releases)	Write-offs	Foreign currency and Other	December 31, 2022
$218	$59	$(31)	$(14)	$233

Schedule of deferred contract costs

($ in millions)
At December 31:	2023	2022
Capitalized costs to obtain a contract	$686	$563
Deferred costs to fulfill a contract
Deferred setup costs	399	456
Other deferred fulfillment costs	755	814
Total deferred costs (1)	$1,841	$1,833
(1)    Of the total deferred costs, $998 million was current and $842 million was noncurrent at December 31, 2023 and $967 million was current and $866 million was noncurrent at December 31, 2022.